CONSOLIDATED STATEMENT OF CHANGES IN EQUITY CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Other reserves	Cash flow hedge reserve	Currency translation differences	Financial Assets measured at FVOCI	Remeasure-ment of defined benefit plans	Cumulative share of OCI of equity method investees	Non-controlling interests
Equity, beginning balance at Dec. 31, 2015	€ 16,968	€ 17	€ 15,455	€ 70	€ 2,492	€ (26)	€ (1,098)	€ (105)	€ 163
Capital increase	18								18
Mandatory convertible shares	0	2	(2)
Share-based compensation	98		98
Net profit	1,814		1,803						11
Other comprehensive income/(loss)	489			(182)	456	15	324	(128)	4
Other changes	(34)		(42)	49	(36)		6		(11)
Equity, ending balance at Dec. 31, 2016	19,353	19	17,312	(63)	2,912	(11)	(768)	(233)	185
Capital increase	3								3
Demerger of Itedi S.p.A	(87)		(64)				5		(28)
Dividends recognised as distributions to owners	(1)								(1)
Share-based compensation	115		115
Net profit	3,510		3,491						19
Other comprehensive income/(loss)	(1,995)			131	(1,942)	14	(84)	(119)	5
Other changes	89		67				37		(15)
Equity, ending balance (Previously stated) at Dec. 31, 2017	20,987	19	20,921	68	970	3	(810)	(352)	168
Equity, ending balance at Dec. 31, 2017	20,987
Equity, beginning balance (Previously stated) at Dec. 31, 2017	20,987	19	20,921	68	970	3	(810)	(352)	168
Equity, beginning balance at Dec. 31, 2017	20,987
Capital increase	11								11
Dividends recognised as distributions to owners	(1)								(1)
Share-based compensation	82		82
Net profit	3,632		3,608						24
Other comprehensive income/(loss)	156			(22)	41	(4)	243	(103)	1
Other changes	15		18	(1)					(2)
Equity, ending balance at Dec. 31, 2018	€ 24,903	€ 19	€ 24,650	€ 45	€ 1,011	€ (1)	€ (567)	€ (455)	€ 201